FLEXSHARES® TRUST

SUPPLEMENT DATED OCTOBER 16, 2017 TO THE

FLEXSHARES® US QUALITY LARGE CAP INDEX FUND SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2017

Effective immediately, the number of shares in a Creation Unit for the FlexShares US Quality Large Cap Index Fund (the “Fund”) is 25,000 shares or multiples thereof. All references to a Creation Unit block size of 50,000 shares for the Fund in the Summary Prospectus, Prospectus and Statement of Additional Information are deleted and replaced with a Creation Unit block size of 25,000 shares.

Please retain this Supplement with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.